Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee approves annual equity awards for executives at its first quarter meeting, typically in February, and such awards to our NEOs are generally granted in the first quarter of the fiscal year. In certain circumstances, including the hiring or promotion of an officer, or the granting of special awards, we may approve grants at other times. We do not take material nonpublic information into account when determining the timing and terms of equity awards granted to non-employee directors or NEOs, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee approves annual equity awards for executives at its first quarter meeting, typically in February, and such awards to our NEOs are generally granted in the first quarter of the fiscal year. In certain circumstances, including the hiring or promotion of an officer, or the granting of special awards, we may approve grants at other times.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false